Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Cost Not yet Recognized
Net periodic pension cost consists of the following components for the years ended December 31:

	Pension Benefits
	2019	2018	2017
Service cost	$—	$—	$—
Interest cost on benefit obligation	1,640	1,641	1,725
Expected return on plan assets	(1,604)	(1,948)	(1,830)
Curtailment and settlements	626	1,039	—
Amortization of actuarial (gains) losses	266	258	222
Net periodic benefit cost	$928	$990	$117

Schedule Of Assumptions Used To Determine Net Periodic Cost
The following weighted average assumptions were used to determine net periodic costs at December 31:

	Pension Benefits
	2019	2018	2017
Discount rate	4.42%	3.83%	4.32%
Expected return on plan assets	7.00%	7.00%	7.40%
Rate of compensation increase	N/A	N/A	N/A

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligation recognized in Other comprehensive income (loss) consist of the following components for the years ended December 31:

	Pension Benefits
	2019	2018	2017
Current year actuarial (gain) loss	$2,917	$(520)	$1,558
Amortization of actuarial loss	(266)	(258)	(222)
Total recognized in other comprehensive (income) loss	2,651	(778)	1,336
Total recognized in net periodic benefit cost and other comprehensive loss	$3,579	$212	$1,453

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
The following table summarizes the change in benefit obligations and fair values of plan assets for the years ended December 31:

	2019	2018	2017
Change in benefit obligation:
Benefit obligation, Beginning balance	$37,938	$43,750	$40,722
Interest Cost	1,640	1,641	1,725
Actuarial (gains) losses	6,127	(3,522)	3,088
Benefits paid	(2,693)	(3,931)	(1,785)
Benefit obligation, Ending balance	43,012	37,938	43,750
Change in plan assets:
Fair value of plan assets, Beginning balance	23,181	27,977	24,482
Actual return on plan assets	4,188	(2,093)	3,360
Employer contributions	2,530	1,228	1,920
Benefits paid	(2,693)	(3,931)	(1,785)
Fair value of plan assets, Ending balance	27,206	23,181	27,977
Unfunded status	$15,806	$14,757	$15,773

Schedule of Amounts Recognized in Balance Sheet	Amounts recognized in the balance sheet at December 31 consist of the following:

	Pension Benefits
	2019	2018
Non-current liability	$15,806	$14,757
Net amount recognized	$15,806	$14,757

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Amounts recognized in Accumulated Other Comprehensive Loss before income taxes consists of the following components for the years ended December 31:

	Pension Benefits
	2019	2018
Accumulated net actuarial losses	$15,530	$12,878
Amount recognized	$15,530	$12,878

Schedule Of Assumptions Used To Determine Benefit Obligations	The following weighted average assumptions were used to determine benefit obligations as of December 31:

	Pension Benefits
	2019	2018
Discount rate	3.39%	4.42%
Rate of compensation increase	N/A	N/A

Schedule of Changes in Fair Value of Plan Assets
The fair value of the plan assets as of December 31, is as follows:

	December 31, 2019	Level 1	Level 2	Level 3
Asset Category:
Money market fund – Short term investments	$1,275	$1,275	$—	$—
Mutual funds	25,931	25,931	—	—
Total	$27,206	$27,206	$—	$—

	December 31, 2018	Level 1	Level 2	Level 3
Asset Category:
Money market fund – Short term investments	$1,736	$1,736	$—	$—
Mutual funds	21,445	21,445	—	—
Total	$23,181	$23,181	$—	$—

Schedule of Allocation of Plan Assets
The pension plans weighted-average asset allocation for the years ended December 31, 2019 and 2018 are as follows:

	Target Allocation	Actual Allocation
	2019	2019	2018
Asset Category:
Equity securities	65.0%	66.7%	67.0%
Debt securities	30.0%	28.6%	25.5%
Cash/cash equivalents and Short term investments	5.0%	4.7%	7.5%
	100.0%	100.0%	100.0%

Schedule of Expected Benefit Payments
The following estimated benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years ending December 31:

Period	Amount
2020	$1,885
2021	1,885
2022	1,924
2023	2,198
2024	2,323
Thereafter	11,396